Investment in Associate (Details) - Neuronomics AG [Member]				12 Months Ended
	Oct. 01, 2025	Mar. 07, 2025	Jan. 10, 2025 USD ($)	Dec. 31, 2025	Jan. 10, 2025 CHF (SFr)
Investment in Associate [Line Items]
Percentage of ownership investment	44.68%		10.00%	44.68%
Investments in associates			$ 288,727		SFr 262,684
Bottom of Range [Member]
Investment in Associate [Line Items]
Percentage of ownership investment		10.00%
Top of Range [Member]
Investment in Associate [Line Items]
Percentage of ownership investment		52.50%